Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Work in progress	$ 0	$ 538
Finished goods	8,090	2,103
Inventory, net	$ 8,090	$ 2,641